LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Schedule of future minimum lease payments
Future minimum lease payments for each of the next five years ending December 31, are as follows:

(Amounts in 000’s)
2017 (a)	$6,167
2018	8,331
2019	8,492
2020	8,671
2021	8,830
Thereafter	46,456
Total	$86,947

(a) Estimated minimum lease payments for the year ending December 31, 2017 include only payments to be recorded after March 31, 2017.
Future minimum lease payments for each of the next five years ending December 31 are as follows:

(Amounts in 000's)
2017	$8,126
2018	8,308
2019	8,492
2020	8,671
2021	8,830
Thereafter	46,456
Total	$88,883

Schedule of Future Minimum Payment Receivable for Operating Lease
Future minimum lease receivables from the Company’s facilities leased and subleased to third party tenants for each of the next five years ending December 31 are as follows:

(Amounts in 000's)
2017 (a)	$15,731
2018	21,825
2019	22,298
2020	22,825
2021	23,402
Thereafter	132,193
Total	$238,274
(a) Estimated minimum lease receivables for the year ending December 31, 2017, include only payments to be received after March 31, 2017.

Future minimum lease receivables for each of the next five years ending December 31 are as follows:

(Amounts in 000's) (a)
2017	$20,744
2018	21,824
2019	22,299
2020	22,825
2021	23,402
Thereafter	132,193
Total	$243,287
(a) Recertification of the Jeffersonville and Oceanside Facilities occurred on December 20, 2016 and February 7, 2017, respectively.
The following is a summary of the Company's leases to third-parties and which comprise the future minimum lease receivables of the Company. The terms of each lease are structured as "triple-net" leases. Each lease contains specific rent escalation amounts ranging from 2.0% to 3.0% annually. Further, each lease has one or more renewal options. For those facilities where the Company subleases, the renewal option in the sublease agreement is dependent on the Company's renewal of its lease agreement.

		Initial Lease Term
		Commencement	Expiration	Initial
Facility Name	Operator Affiliation (1)	Date	Date	Annual Rent
				(Thousands)
Owned
Eaglewood ALF	Beacon Health Management	8/1/2015	7/31/2025	$720
Eaglewood Care Center	Beacon Health Management	8/1/2015	7/31/2025	720
H&C of Greenfield	Beacon Health Management	8/1/2015	7/31/2025	360
Southland Healthcare	Beacon Health Management	11/1/2014	10/31/2024	900
The Pavilion Care Center	Beacon Health Management	8/1/2015	7/31/2025	360
Attalla Health Care	C.R. Management	12/1/2014	8/31/2030	1,080
Autumn Breeze	C.R. Management	9/30/2015	9/30/2025	840
College Park	C.R. Management	4/1/2015	3/31/2025	600
Coosa Valley Health Care	C.R. Management	12/1/2014	8/31/2030	900
Glenvue H&R	C.R. Management	7/1/2015	6/30/2025	1,140
NW Nursing Center	Southwest LTC	12/31/2015	11/30/2025	300
Quail Creek	Southwest LTC	12/31/2015	11/30/2025	660
Georgetown Health	Symmetry Healthcare	4/1/2015	3/31/2030	288
Mountain Trace Rehab	Symmetry Healthcare	6/1/2015	5/31/2030	648
Sumter Valley Nursing	Symmetry Healthcare	4/1/2015	3/31/2030	770
Subtotal Owned Facilities (15)				$10,286
Leased
Covington Care	Beacon Health Management	8/1/2015	4/30/2025	$780
Lumber City	Beacon Health Management	11/1/2014	8/31/2027	840
LaGrange	C.R. Management	4/1/2015	8/31/2027	960
Thomasville N&R	C.R. Management	7/1/2014	8/31/2027	324
Jeffersonville	Peach Health	6/18/2016	8/31/2027	636
Oceanside	Peach Health	7/13/2016	8/31/2027	432
Savannah Beach	Peach Health	7/13/2016	8/31/2027	252
Bonterra	Wellington Health Services	9/1/2015	8/31/2025	1,020
Parkview Manor/Legacy	Wellington Health Services	9/1/2015	8/31/2025	1,020
Powder Springs	Wellington Health Services	4/1/2015	8/31/2027	2,100
Tara	Wellington Health Services	4/1/2015	8/31/2027	1,800
Subtotal Leased Facilities (11)				$10,164
Total (26)				$20,450
(1) Represents the number of facilities which are leased or subleased to separate tenants, which tenants are affiliates of the entity named in the table above.